Related-party transactions (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Compensation of employees	$ 40,213	$ 38,682
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	920	759
Compensation of Director	29,707	322,668
Weighted average [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	4,921	4,367
Compensation of Director	750,378	586,324
Top of range [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	21,516	20,790
Compensation of Director	$ 551,477	$ 437,916